Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Parenthetical) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2021 JPY (¥)
Fair Value Disclosures [Abstract]
unrealized gains (losses) in OCI related to Available-for-sale securities	¥ 6
unrealized gains (losses) in OCI related to Long-term debt	¥ (17)